Accounts Receivable, Net	6 Months Ended
Oct. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 5 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of April 30, 2025	As of October 31, 2025
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Accounts receivable	9,139,641	15,349,541	99,640
Less: Allowance for expected credit loss	-	-	-
Accounts receivable, net	9,139,641	15,349,541	99,640